Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets and goodwill [Table Text Block]
	Intangible Assets	Goodwill	Total

Balance, March 31, 2020	$-	$-	$-
Additions- Quebec Acquisition	872,545	-	872,545
Amortization	(268,475)	-	(268,475)
Balance, March 31, 2021	$604,070	$-	$604,070
Additions- Atlantic Acquisition	696,192	13,154,585	13,850,777
Amortization	(789,225)	-	(789,225)
Impairment	(175,443)	(13,154,585)	(13,330,028)
Balance, March 31, 2022	$335,594	$-	$335,594